Acquisition of Integra - Additional Information (Detail)				12 Months Ended
	Jul. 10, 2017 USD ($)	Jul. 07, 2017 $ / shares	Jul. 07, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jul. 10, 2017	Jul. 10, 2017 shares
Disclosure of detailed information about business combination [line items]
Taxes as a reversal of the unrealized gain				$ 0	$ 2,595,000
Integra gold corporation [member]
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares)						15,436,179	15,436,179
Fair value of shares issued	$ 188,061,000
Cash paid	99,823,000
Advances as part of consideration	27,046,000
Fair value of the existing available-for-sale investment	41,968,000
Gain on marketable securities	28,363,000
Taxes as a reversal of the unrealized gain	4,023,000
Share price (CAD per share) | $ / shares		$ 15.70
Average foreign exchange rate			$ 0.776
Goodwill	92,591,000
Goodwill deductible for tax purposes	$ 0